Property, plant and equipment (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	459,147	526,272
Accumulated Deprecation	184,901	213,497
Net Book Value	274,246	312,775
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	7,215	427
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	259,711	347,699
Accumulated Deprecation	96,046	124,982
Net Book Value	163,665	222,717
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	58,763	74,444
Accumulated Deprecation	23,512	28,741
Net Book Value	35,251	45,703
Other equipment
Property, Plant and Equipment [Line Items]
Cost	25,193	35,736
Accumulated Deprecation	9,970	17,017
Net Book Value	15,223	18,719
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	28,862	27,120
Accumulated Deprecation	22,996	19,775
Net Book Value	5,866	7,345
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	13,931	13,438
Accumulated Deprecation	11,488	8,977
Net Book Value	2,443	4,461
Buildings
Property, Plant and Equipment [Line Items]
Cost	4,015	4,355
Accumulated Deprecation	2,943	3,235
Net Book Value	1,072	1,120
Land
Property, Plant and Equipment [Line Items]
Cost		281
Accumulated Deprecation		0
Net Book Value		281
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	9,512	6,620
Accumulated Deprecation	5,682	2,232
Net Book Value	3,830	4,388
Assets under capital lease
Property, Plant and Equipment [Line Items]
Cost	59,160	16,579
Accumulated Deprecation	12,264	8,538
Net Book Value	46,896	8,041
Depreciation expense	8,554	1,935	2,535